CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash	$ 158,588	$ 98,012	$ 88,648
Accounts receivable			5,600
Total Current Assets	158,588	98,012	94,248
OTHER ASSETS
Licenses, net of amortization	573,721	619,763	436,555
TOTAL ASSETS	732,309	717,775	530,803
CURRENT LIABILITIES
Accounts payable	365,042	350,899	320,785
Accrued expenses	71,474	159,771	120,492
Management fee and patent liabilities - related parties	302,582	468,782	240,082
Convertible notes payable, net of discount of $120,185 and $409,649, respectively	117,267	788,701	1,062,266
Note payable	105,000	0
Advances from related party	237,300	10,800	10,800
Derivative liabilities	248,097	38,741,832	6,847,877
Total Current Liabilities	1,446,762	40,520,785	8,602,302
TOTAL LIABILITIES		40,520,785	8,602,302
STOCKHOLDERS' DEFICIT
Preferred Stock Value	0	0
Common Stock Value	1,220,307	768,536	22,489
Additional paid-in capital	34,559,639	21,315,690	17,468,018
Accumulated deficit	(36,959,399)	(61,890,236)	(25,565,006)
TOTAL STOCKHOLDERS' DEFICIT	(714,453)	(39,803,010)	(8,071,499)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	732,309	717,775	830,803
Preferred Stock Series C [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock Value	141,000	0
Preferred Stock Series A [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock Value	3,000	3,000	$ 3,000
Preferred Stock Series B [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock Value	$ 321,000	$ 0